Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 4,010	$ 3,724
Prepayments and other receivables	459	145
Taxation receivable	99	32
Related party receivables	3,984	3,607
Total current assets	8,552	7,508
Non – Current Assets:
Property and equipment, net	26	16
Right of use asset	473	171
Investment in related party	2,444	3,589
Total non-current assets	2,943	3,776
Total assets	11,495	11,284
Current liabilities:
Accounts payable and accrued expenses	10,460	7,230
Deferred Income	530
Lease Liability	222	106
Other liabilities	(3)	12
Total current liabilities	11,209	7,348
Lease Liability (Non-Current)	234
Total liabilities	11,443	7,348
Shareholders’ Equity:
Called up share capital (120,507,401 shares are issued and outstanding; 2024:111,462,617)	121	111
Share premium	34,663	23,105
Share based payment reserve – Options	8,549	7,626
Share based payment reserve – warrants	69	25
Merger relief reserve	118,697	118,697
RSU reserve	2,858	910
Translation reserve	(1,796)	(1,707)
Retained earnings	(163,109)	(144,831)
Total shareholders’ equity	52	3,936
Total liabilities and shareholders’ equity	$ 11,495	$ 11,284